INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Deferred tax assets:
Allowance for loan losses	$ 101	$ 147
Deferred compensation	62	80
Retirement Plan	117	148
Reserve for uncollected interest		2
Reserve for off-balance sheet commitments	8	13
OTTI other impairment	47	120
OTTI credit impairment	36	65
Net unrealized loss on securities available for sale	3
Other	110	90
Total gross deferred tax assets	484	665
Deferred tax liabilities:
Net unrealized gain on securities available for sale		24
Deferred origination fees, net	124	193
Depreciation reserve	1	11
Total gross deferred tax liabilities	125	228
Net deferred tax assets	$ 359	$ 437